Subsequent Events (Details) - Subsequent Event $ in Millions	2 Months Ended
Mar. 01, 2017 USD ($) acquisition
Subsequent Event [Line Items]
Number of acquisition definitive agreements | acquisition	2
Purchase price | $	$ 53